Expense Example - Investor A, C, Institutional and Class R - BLACKROCK 80/20 TARGET ALLOCATION FUND	Jan. 28, 2021 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	153
Expense Example, with Redemption, 5 Years	282
Expense Example, with Redemption, 10 Years	658
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	591
Expense Example, with Redemption, 3 Years	741
Expense Example, with Redemption, 5 Years	905
Expense Example, with Redemption, 10 Years	1,379
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	246
Expense Example, with Redemption, 3 Years	467
Expense Example, with Redemption, 5 Years	812
Expense Example, with Redemption, 10 Years	1,576
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	$ 1,253